UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders

Kansas Municipal Fund Class A / KSMUX	This annual shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.98%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned -2.23%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	10 Years
Class A without sales charge	-2.23	-1.58	0.76
Class A with sales charge	-4.69	-2.09	0.51
Bloomberg U.S. Muni Bond Index	0.00	0.13	2.11

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$51
Number of Holdings	70
Net Advisory Fee Paid	$172K
Annual Portfolio Turnover	42%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	48.9	AAA	0.36
Other Revenue	11.2	AA	74.75
Utilities	9.1	A	12.17
Education	9.0	BBB	3.07
Housing	8.7	NR	9.65
Health Care	5.4
Cash Equivalents and Other	3.3
Pre-Refunded	2.4
Transportation	2.0

* All portfolio holdings are issued securities from the state of Kansas.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Kansas Municipal Fund Class I / KSITX	This annual shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.73%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned -1.98%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

November 1, 2017 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class I	-1.98	-1.32	0.59
Bloomberg U.S. Muni Bond Index	0.00	0.13	1.75
^Inception Date of 11/1/2017

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$51
Number of Holdings	70
Net Advisory Fee Paid	$172K
Annual Portfolio Turnover	42%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	48.9	AAA	0.36
Other Revenue	11.2	AA	74.75
Utilities	9.1	A	12.17
Education	9.0	BBB	3.07
Housing	8.7	NR	9.65
Health Care	5.4
Cash Equivalents and Other	3.3
Pre-Refunded	2.4
Transportation	2.0

* All portfolio holdings are issued securities from the state of Kansas.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Maine Municipal Fund Class A / MEMUX	This annual shareholder report contains important information about the Maine Municipal Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.98%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned -1.90%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	10 Years
Class A without sales charge	-1.90	-1.53	0.34
Class A with sales charge	-4.31	-2.03	0.09
Bloomberg U.S. Muni Bond Index	0.00	0.13	2.11

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$7
Number of Holdings	19
Net Advisory Fee Paid	$0
Annual Portfolio Turnover	18%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	27.6	AAA	8.67
Housing	22.0	AA	84.27
Other Revenue	17.5	A	7.06
Health Care	17.3
Cash Equivalents and Other	12.4
Transportation	3.2

* All portfolio holdings are issued securities from the state of Maine.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Maine Municipal Fund Class I / MEIMX	This annual shareholder report contains important information about the Maine Municipal Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.73%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned -1.55%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

November 1, 2017 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class I	-1.55	-1.29	0.19
Bloomberg U.S. Muni Bond Index	0.00	0.13	1.75
^Inception Date of 11/1/2017

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$7
Number of Holdings	19
Net Advisory Fee Paid	$0
Annual Portfolio Turnover	18%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	27.6	AAA	8.67
Housing	22.0	AA	84.27
Other Revenue	17.5	A	7.06
Health Care	17.3
Cash Equivalents and Other	12.4
Transportation	3.2

* All portfolio holdings are issued securities from the state of Maine.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Nebraska Municipal Fund Class A / NEMUX	This annual shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.98%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned -2.41%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	10 Years
Class A without sales charge	-2.41	-1.66	0.59
Class A with sales charge	-4.85	-2.17	0.34
Bloomberg U.S. Muni Bond Index	0.00	0.13	2.11

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$29
Number of Holdings	45
Net Advisory Fee Paid	$68K
Annual Portfolio Turnover	32%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	58.0	AAA	11.09
Utilities	12.5	AA	58.55
Education	11.0	A	11.09
Housing	10.8	NR	19.27
Other Revenue	5.1
Cash Equivalents and Other	2.6

* All portfolio holdings are issued securities from the state of Nebraska.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Nebraska Municipal Fund Class I / NEITX	This annual shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.73%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned -2.07%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

November 1, 2017 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class I	-2.07	-1.40	0.38
Bloomberg U.S. Muni Bond Index	0.00	0.13	1.75
^Inception Date of 11/1/2017

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$29
Number of Holdings	45
Net Advisory Fee Paid	$68K
Annual Portfolio Turnover	32%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	58.0	AAA	11.09
Utilities	12.5	AA	58.55
Education	11.0	A	11.09
Housing	10.8	NR	19.27
Other Revenue	5.1
Cash Equivalents and Other	2.6

* All portfolio holdings are issued securities from the state of Nebraska.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Oklahoma Municipal Fund Class A / OKMUX	This annual shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.98%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned -1.07%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	10 Years
Class A without sales charge	-1.07	-1.26	0.89
Class A with sales charge	-3.53	-1.75	0.63
Bloomberg U.S. Muni Bond Index	0.00	0.13	2.11

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$40
Number of Holdings	62
Net Advisory Fee Paid	$116K
Annual Portfolio Turnover	29%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
Other Revenue	68.5	AAA	11.78
Housing	11.6	AA	24.16
Transportation	5.0	A	25.75
Education	4.9	BBB	16.30
Utilities	3.4	NR	22.01
General Obligation	3.0
Cash Equivalents and Other	2.5
Health Care	1.1

* All portfolio holdings are issued securities from the state of Oklahoma.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Oklahoma Municipal Fund Class I / OKMIX	This annual shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.73%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned -0.92%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

November 1, 2017 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class I	-0.92	-1.02	0.66
Bloomberg U.S. Muni Bond Index	0.00	0.13	1.75
^Inception Date of 11/1/2017

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$40
Number of Holdings	62
Net Advisory Fee Paid	$116K
Annual Portfolio Turnover	29%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
Other Revenue	68.5	AAA	11.78
Housing	11.6	AA	24.16
Transportation	5.0	A	25.75
Education	4.9	BBB	16.30
Utilities	3.4	NR	22.01
General Obligation	3.0
Cash Equivalents and Other	2.5
Health Care	1.1

* All portfolio holdings are issued securities from the state of Oklahoma.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Tax-Free Fund for Montana Class A / VMTTX	This annual shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.98%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned -1.16%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	10 Years
Class A without sales charge	-1.16	-1.01	0.92
Class A with sales charge	-3.59	-1.52	0.66
Bloomberg U.S. Muni Bond Index	0.00	0.13	2.11

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$54
Number of Holdings	87
Net Advisory Fee Paid	$178K
Annual Portfolio Turnover	23%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	47.1	AA	72.57
Housing	19.3	A	19.54
Other Revenue	13.6	BBB	0.62
Health Care	10.5	NR	7.27
Education	5.5
Cash Equivalents and Other	2.4
Transportation	1.6

* All portfolio holdings are issued securities from the state of Montana.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Tax-Free Fund for Montana Class I / VMTIX	This annual shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.73%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned -0.92%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class I	-0.92	-0.76	0.69
Bloomberg U.S. Muni Bond Index	0.00	0.13	1.59
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$54
Number of Holdings	87
Net Advisory Fee Paid	$178K
Annual Portfolio Turnover	23%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	47.1	AA	72.57
Housing	19.3	A	19.54
Other Revenue	13.6	BBB	0.62
Health Care	10.5	NR	7.27
Education	5.5
Cash Equivalents and Other	2.4
Transportation	1.6

* All portfolio holdings are issued securities from the state of Montana.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Tax-Free Fund for North Dakota Class A / VNDFX	This annual shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.98%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class A shares returned -2.81%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2015 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	10 Years
Class A without sales charge	-2.81	-1.80	0.36
Class A with sales charge	-5.23	-2.30	0.11
Bloomberg U.S. Muni Bond Index	0.00	0.13	2.11

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$17
Number of Holdings	32
Net Advisory Fee Paid	$18K
Annual Portfolio Turnover	23%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	35.5	AAA	1.92
Housing	14.9	AA	52.02
Health Care	12.5	A	10.85
Utilities	11.4	BBB	10.91
Education	10.4	NR	24.30
Cash Equivalents and Other	9.9
Other Revenue	5.4

* All portfolio holdings are issued securities from the state of North Dakota.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Viking Tax-Free Fund for North Dakota Class I / VNDIX	This annual shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2024 through July 31, 2025
ANNUAL SHAREHOLDER REPORT Viking Mutual Funds July 31, 2025	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the past year?
 (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.73%

How did the Fund perform last year?
•	For the 12 month period ended July 31, 2025, the Fund’s Class I shares returned -2.57%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 0.00% for the same period.

What affected the Fund’s performance?
•	Short-term rates declined, while intermediate and long-term rates increased.
•	The Fund underperformed the benchmark, primarily due to its longer duration, which increased sensitivity to rising rates.
•	Credit positioning had little impact on performance, as yield movements were similar across maturities.

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2025

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2025
	1 Year	5 Years	Inception^
Class I	-2.57	-1.55	0.07
Bloomberg U.S. Muni Bond Index	0.00	0.13	1.59
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

What are some key Fund statistics?

(as of July 31, 2025)

Total Net Assets (Millions)	$17
Number of Holdings	32
Net Advisory Fee Paid	$18K
Annual Portfolio Turnover	23%

   What did the Fund invest in?

    (as of July 31, 2025)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	35.5	AAA	1.92
Housing	14.9	AA	52.02
Health Care	12.5	A	10.85
Utilities	11.4	BBB	10.91
Education	10.4	NR	24.30
Cash Equivalents and Other	9.9
Other Revenue	5.4

* All portfolio holdings are issued securities from the state of North Dakota.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, including…

     • Prospectus      • Financial information      • Portfolio Holdings      • Proxy voting information      • Updated performance information

Website address: www.integrityvikingfunds.com/documents

Item 2. Code of Ethics

As of the end of the period covered by this report, Viking Mutual Funds (herein referred to as the “Registrant”) has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the Registrant’s principal executive officer and principal financial officer (herein referred to as the “Code”). There were no amendments to the Code during the period covered by this report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Registrant’s website at http://www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 19(a)(1) as EX-99.CODE ETH.

Item 3. Audit Committee Financial Expert

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen & Company, Ltd. (“Cohen”), the principal accountant for the audit of the Registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $41,043 for the year ended July 31, 2025 and $51,137 for the year ended July 31, 2024.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 31, 2025 and $0 for the year ended July 31, 2024.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $15,275 for the year ended July 31, 2025 and $15,275 for the year ended July 31, 2024. Such services included review of excise distribution calculations (if applicable), preparation of the Trust’s federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen, other than the services reported in paragraphs (a) through (c) of this Item: Other fees include: 1) An examination of management’s assertion of the operating effectiveness of the internal controls over the transfer agent and registrar functions of Integrity Fund Services, LLC, under Rule 17ad-12(a)(3) for 2025 fiscal year-end for a fee of $3,250 and (2) Global Investment Performance Standards verification services for Viking Fund Management, LLC for the periods from January 1, 2020 to December 31, 2024 for a fee of $9,000.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

The Registrant’s audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the Registrant by the principal accountant.

(2) Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

100% of the services described in paragraphs (b) through (d) of Item 4 were pre-approved by the audit committee.

(f)	Not applicable. All services performed on the engagement to audit the Registrant’s financial statements for the most recent fiscal year-end were performed by Cohen’s full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)	Principal Accountant’s Independence: The Registrant’s auditor did not provide any non-audit services to the Registrant’s investment adviser or any entity controlling, controlled by, or controlled with the Registrant’s investment adviser that provides ongoing services to the Registrant.

(i)	Not applicable.

(j)	Not applicable.

Viking Mutual Funds | July 31, 2025

Item 5. Audit Committee of Listed Registrants

The independent board members are acting as the Registrant’s Audit Committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c)(a)(58)(A)). The Audit Committee consists of the following Board members: Jerry M. Stai, R. James Maxson, and Wade A. Dokken.

Item 6. Investments

See Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Viking Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Viking Mutual Funds comprising Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (the “Funds”) as of July 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Viking Fund Management since 2009.

COHEN & COMPANY, LTD.

Cleveland, Ohio

September 26, 2025

Viking Mutual Funds | July 31, 2025

Schedule of Investments – July 31, 2025

Kansas Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.7%)^

Education (9.0%)
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.000% 04/01/2045 CALLABLE @ 100.000 04/01/2032	1,000,000	$865,470
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.000% 04/01/2046 CALLABLE @ 100.000 04/01/2032	1,000,000	856,980
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.000% 07/01/2036 CALLABLE @ 100.000 07/01/2031	2,000,000	1,925,340
WASHBURN UNIVERSITY/TOPEKA KS 5.000% 07/01/2038 CALLABLE @ 100.000 07/01/2035	275,000	290,447
WASHBURN UNIVERSITY/TOPEKA KS 5.000% 07/01/2040 CALLABLE @ 100.000 07/01/2035	325,000	337,074
WASHBURN UNIVERSITY/TOPEKA KS 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2035	335,000	341,562
		4,616,873
General Obligation (48.9%)
ATCHISON COUNTY UNIFIED SCHOOL DISTRICT NO 409 5.000% 09/01/2042 CALLABLE @ 100.000 09/01/2031	610,000	624,115
CITY OF BEL AIRE KS 4.000% 11/01/2036 CALLABLE @ 100.000 11/01/2031	285,000	286,114
CITY OF BELLE PLAINE KS 4.000% 09/01/2027 CALLABLE @ 100.000 09/01/2025	500,000	500,150
BUTLER COUNTY UNIFIED SCHOOL DISTRICT NO 205 BLUESTEM 5.250% 09/01/2042 CALLABLE @ 100.000 09/01/2032	1,520,000	1,586,606
#BUTLER COUNTY UNIFIED SCHOOL DISTRICT NO 402 AUGUSTA 5.250% 09/01/2042 CALLABLE @ 100.000 09/01/2034	600,000	625,068
COWLEY COUNTY UNIFIED SCHOOL DISTRICT NO 465 WINFIELD 5.000% 09/01/2038 CALLABLE @ 100.000 09/01/2033	200,000	209,868
COWLEY COUNTY UNIFIED SCHOOL DISTRICT NO 465 WINFIELD 5.000% 09/01/2048 CALLABLE @ 100.000 09/01/2033	500,000	505,220
DOUGLAS COUNTY UNIFIED SCHOOL DISTRICT NO 348 BALDWIN CITY 5.000% 09/01/2044 CALLABLE @ 100.000 09/01/2031	400,000	400,916
DOUGLAS COUNTY UNIFIED SCHOOL DISTRICT NO 491 EUDORA 5.000% 09/01/2042 CALLABLE @ 100.000 09/01/2032	1,000,000	1,019,100
CITY OF EDGERTON KS 4.000% 08/01/2037 CALLABLE @ 100.000 08/01/2031	300,000	301,743
CITY OF EMPORIA KS 4.000% 09/01/2038 CALLABLE @ 100.000 09/01/2032	500,000	494,405
CITY OF GODDARD KS 4.000% 10/01/2045 CALLABLE @ 100.000 10/01/2032	365,000	311,060
GOVE COUNTY UNIFIED SCHOOL DISTRICT NO 293 QUINTER 4.000% 09/01/2043 CALLABLE @ 100.000 09/01/2030	250,000	225,218
GREELEY COUNTY UNIFIED SCHOOL DISTRICT NO 200 5.250% 09/01/2043 CALLABLE @ 100.000 09/01/2035	510,000	522,102
HARVEY COUNTY UNIFIED SCHOOL DISTRICT 440 HALSTEAD BENTLEY 5.000% 09/01/2049 CALLABLE @ 100.000 09/01/2031	1,000,000	1,010,310
HARVEY COUNTY UNIFIED SCHOOL DISTRICT NO 460 HESSTON 5.000% 09/01/2031	410,000	453,944
CITY OF HAYSVILLE KS 4.250% 10/01/2025	500,000	500,060
JEFFERSON COUNTY UNIFIED SCHOOL DISTRICT NO 343 PERRY 5.500% 09/01/2038 CALLABLE @ 100.000 09/01/2030	265,000	278,247
JEFFERSON COUNTY UNIFIED SCHOOL DISTRICT NO 343 PERRY 5.500% 09/01/2043 CALLABLE @ 100.000 09/01/2030	1,000,000	1,026,310
JEFFERSON COUNTY UNIFIED SCHOOL DISTRICT NO 343 PERRY 5.500% 09/01/2048 CALLABLE @ 100.000 09/01/2030	1,000,000	1,027,490
JOHNSON & MIAMI COUNTIES UNIFIED SCHOOL DISTRICT NO 230 SPRING HILLS 5.000% 09/01/2039 CALLABLE @ 100.000 09/01/2027	2,000,000	2,101,600
JOHNSON & MIAMI COUNTIES UNIFIED SCHOOL DISTRICT NO 230 SPRING HILLS 6.000% 09/01/2044 CALLABLE @ 100.000 09/01/2035	750,000	825,960
JOHNSON & MIAMI COUNTIES UNIFIED SCHOOL DISTRICT NO 230 SPRING HILLS 6.000% 09/01/2045 CALLABLE @ 100.000 09/01/2035	700,000	767,949
JOHNSON COUNTY UNIFIED SCHOOL DISTRICT NO 231 GARDNER EDGERTON 5.000% 10/01/2042 CALLABLE @ 100.000 10/01/2034	1,000,000	1,028,180
CITY OF MANHATTAN KS 4.000% 11/01/2044 CALLABLE @ 100.000 11/01/2034	880,000	778,430
MIAMI COUNTY UNIFIED SCHOOL DISTRICT NO 368 PAOLA 5.000% 09/01/2027	10,000	10,007
PRATT COUNTY UNIFIED SCHOOL DISTRICT NO 382 PRATT 5.000% 09/01/2038 CALLABLE @ 100.000 09/01/2033	500,000	529,930
PRATT COUNTY UNIFIED SCHOOL DISTRICT NO 382 PRATT 5.000% 09/01/2042 CALLABLE @ 100.000 09/01/2033	1,035,000	1,064,798
RAWLINS COUNTY UNIFIED SCHOOL DISTRICT NO 105 4.000% 09/01/2045 CALLABLE @ 100.000 09/01/2031	1,000,000	881,660
RILEY COUNTY UNIFIED SCHOOL DISTRICT NO 383 MANHATTAN OGDEN 4.000% 09/01/2039 CALLABLE @ 100.000 09/01/2027	1,000,000	961,330
SALINA AIRPORT AUTHORITY 4.000% 09/01/2040 CALLABLE @ 100.000 09/01/2032	500,000	467,165
SALINA AIRPORT AUTHORITY 4.000% 09/01/2043 CALLABLE @ 100.000 09/01/2032	265,000	238,434
SEDGWICK COUNTY UNIFIED SCHOOL DISTRICT NO 262 VALLEY CENTER 4.500% 09/01/2044 CALLABLE @ 100.000 09/01/2031	650,000	630,910
SHAWNEE COUNTY UNIFIED SCHOOL DISTRICT NO 372 SILVER LAKE 5.500% 09/01/2043 CALLABLE @ 100.000 09/01/2030	650,000	669,754
SHAWNEE COUNTY UNIFIED SCHOOL DISTRICT NO 372 SILVER LAKE 5.500% 09/01/2048 CALLABLE @ 100.000 09/01/2030	780,000	794,414
CITY OF SOUTH HUTCHINSON KS 4.000% 10/01/2038 CALLABLE @ 100.000 10/01/2025	355,000	355,029
CITY OF WAMEGO KS 5.250% 09/01/2042 CALLABLE @ 100.000 09/01/2035	845,000	888,923
CITY OF WICHITA KS 4.750% 09/01/2027	180,000	180,140
		25,082,659
Health Care (5.4%)
ASHLAND PUBLIC BUILDING COMMISSION 5.000% 09/01/2030	1,020,000	1,020,724
ASHLAND PUBLIC BUILDING COMMISSION 5.000% 09/01/2035	500,000	500,005
CITY OF COLBY KS 5.500% 07/01/2026 CALLABLE @ 100.000 01/01/2026	750,000	751,958
UNIVERSITY OF KANSAS HOSPITAL AUTHORITY 5.000% 09/01/2035 CALLABLE @ 100.000 09/01/2025	500,000	500,130
		2,772,817
Housing (8.7%)
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.700% 03/01/2043	2,000,000	1,944,580
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.170% 11/01/2041	1,433,396	1,344,311
COUNTY OF SHAWNEE KS 4.700% 07/01/2044 CALLABLE @ 100.000 07/01/2033	700,000	680,855
COUNTY OF SHAWNEE KS 5.000% 07/01/2049 CALLABLE @ 100.000 07/01/2033	500,000	492,465
		4,462,211
Other Revenue (11.2%)
BLUE VALLEY RECREATION COMMISSION 5.000% 04/01/2045 CALLABLE @ 100.000 04/01/2035	1,000,000	1,034,010
BLUE VALLEY RECREATION COMMISSION 5.000% 04/01/2045 CALLABLE @ 100.000 04/01/2035	975,000	1,008,160
DICKSON COUNTY PUBLIC BUILDING COMMISSION 4.000% 08/01/2038 CALLABLE @ 100.000 08/01/2028	750,000	709,125
CITY OF MANHATTAN KS 4.500% 12/01/2025	120,000	120,253
CITY OF MANHATTAN KS 5.000% 12/01/2032	1,000,000	1,000,810
COUNTY OF SHAWNEE KS 5.000% 09/01/2033 CALLABLE @ 100.000 09/01/2032	230,000	252,448
COUNTY OF SHAWNEE KS 5.500% 09/01/2034 CALLABLE @ 100.000 09/01/2032	210,000	237,739
CITY OF WICHITA KS 4.000% 09/01/2038 CALLABLE @ 100.000 09/01/2027	760,000	697,908
WYANDOTTE COUNTY KANSAS CITY UNIFIED GOVERNMENT 5.250% 03/01/2046 CALLABLE @ 100.000 03/01/2034	750,000	664,477
		5,724,930
Pre-Refunded (2.4%)
FRANKLIN COUNTY UNIFIED SCHOOL DISTRICT NO 290 OTTAWA 5.000% 09/01/2040 CALLABLE @ 100.000 09/01/2025	1,000,000	1,001,400
SEWARD COUNTY UNIFIED SCHOOL DISTRICT NO 480 LIBERAL 5.000% 09/01/2029 CALLABLE @ 100.000 09/01/2025	250,000	250,493
		1,251,893
Transportation (2.0%)
STATE OF KANSAS DEPARTMENT OF TRANSPORTATION 5.000% 09/01/2042 CALLABLE @ 100.000 09/01/2034	1,000,000	1,046,820
		1,046,820

Utilities (9.1%)
CHISHOLM CREEK UTILITY AUTHORITY 4.000% 09/01/2043 CALLABLE @ 100.000 09/01/2035	1,000,000	889,760
KANSAS MUNICIPAL ENERGY AGENCY 5.000% 04/01/2038 CALLABLE @ 100.000 04/01/2026	1,000,000	1,007,310
KANSAS POWER POOL 4.000% 12/01/2031 CALLABLE @ 100.000 12/01/2025	500,000	501,515
KANSAS POWER POOL 4.000% 12/01/2041 CALLABLE @ 100.000 12/01/2029	500,000	452,915
CITY OF OLATHE KS STORMWATER REVENUE 4.000% 10/01/2044 CALLABLE @ 100.000 10/01/2032	445,000	397,082
CITY OF WAMEGO KS ELECTRIC UTILITY SYSTEM REVENUE 5.250% 09/01/2041 CALLABLE @ 100.000 09/01/2035	1,355,000	1,405,298
		4,653,880

TOTAL MUNICIPAL BONDS (COST: $51,192,738)		$49,612,083

OTHER ASSETS LESS LIABILITIES (3.3%)		$1,682,899

NET ASSETS (100.0%)		$51,294,982

^All portfolio securities are issued securities from the state of Kansas.

#When-issued purchase as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Schedule of Investments – July 31, 2025

Maine Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (87.6%)^

General Obligation (27.6%)
CITY OF AUBURN ME 4.000% 09/01/2049 CALLABLE @ 100.000 09/01/2034	215,000	$180,522
TOWN OF BAR HARBOR ME 5.000% 09/01/2049 CALLABLE @ 100.000 09/01/2034	250,000	255,837
CITY OF BATH ME 4.000% 05/01/2044 CALLABLE @ 100.000 05/01/2034	300,000	271,296
TOWN OF GORHAM ME 4.000% 09/01/2040 CALLABLE @ 100.000 09/01/2033	265,000	256,849
CITY OF LEWISTON ME 4.000% 03/15/2037 CALLABLE @ 100.000 03/15/2031	310,000	309,027
MAINE SCHOOL ADMINISTRATIVE DISTRICT NO 51 4.000% 10/15/2029	100,000	100,169
MAINE SCHOOL ADMINISTRATIVE DISTRICT NO 28 4.000% 05/01/2036 CALLABLE @ 100.000 05/01/2028	300,000	301,515
TOWN OF YORK ME 4.000% 10/01/2042 CALLABLE @ 100.000 10/01/2034	165,000	154,098
TOWN OF YORK ME 4.000% 10/01/2043 CALLABLE @ 100.000 10/01/2034	140,000	129,342
		1,958,655
Health Care (17.3%)
MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY 4.500% 07/01/2031	5,000	5,006
MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY 4.000% 07/01/2045 CALLABLE @ 100.000 07/01/2030	250,000	209,915
MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY 5.250% 07/01/2048 CALLABLE @ 100.000 07/01/2033	1,000,000	1,011,780
		1,226,701
Housing (22.0%)
MAINE STATE HOUSING AUTHORITY 4.950% 11/15/2048 CALLABLE @ 100.000 05/15/2033	900,000	880,704
MAINE STATE HOUSING AUTHORITY 4.450% 11/15/2044 CALLABLE @ 100.000 05/15/2033	500,000	481,565
MAINE STATE HOUSING AUTHORITY 4.950% 11/15/2047 CALLABLE @ 100.000 11/15/2031	200,000	200,494
		1,562,763
Other Revenue (17.5%)
CITY OF AUGUSTA ME 5.000% 10/01/2043 CALLABLE @ 100.000 10/01/2033	700,000	711,438
MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	275,000	275,325
MAINE MUNICIPAL BOND BANK 5.000% 11/01/2042 CALLABLE @ 100.000 11/01/2035	250,000	258,335
		1,245,098
Transportation (3.2%)
CITY OF PORTLAND ME GENERAL AIRPORT REVENUE 4.000% 01/01/2040 CALLABLE @ 100.000 01/01/2030	250,000	229,693
		229,693

TOTAL MUNICIPAL BONDS (COST: $6,468,343)		$6,222,910

OTHER ASSETS LESS LIABILITIES (12.4%)		$881,254

NET ASSETS (100.0%)		$7,104,164

^All portfolio securities are issued securities from the state of Maine.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Schedule of Investments – July 31, 2025

Nebraska Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.4%)^

Education (11.0%)
NEBRASKA STATE COLLEGES 5.000% 07/01/2048 CALLABLE @ 100.000 07/01/2033	1,000,000	$1,001,460
SOUTHEAST COMMUNITY COLLEGE AREA 5.000% 12/15/2043 CALLABLE @ 100.000 12/15/2031	1,165,000	1,185,679
SOUTHEAST COMMUNITY COLLEGE AREA 5.000% 12/15/2048 CALLABLE @ 100.000 12/15/2031	1,000,000	1,000,080
		3,187,219
General Obligation (58.0%)
CITY OF AURORA NE 5.000% 12/15/2028 CALLABLE @ 100.000 06/15/2026	800,000	809,008
CITY OF BELLEVUE NE 4.000% 09/15/2049 CALLABLE @ 100.000 09/15/2029	1,000,000	821,460
COUNTY OF BUTLER NE 5.000% 12/01/2043 CALLABLE @ 100.000 12/01/2028	600,000	601,050
BROKEN BOW PUBLIC SCHOOLS 4.000% 12/15/2044 CALLABLE @ 100.000 03/18/2029	500,000	433,205
CITY OF DAVID CITY NE 4.350% 06/15/2026	500,000	500,565
FREMONT SCHOOL DISTRICT 5.000% 12/15/2043 CALLABLE @ 100.000 12/15/2033	675,000	688,669
FREMONT SCHOOL DISTRICT 5.250% 12/15/2044 CALLABLE @ 100.000 12/15/2033	210,000	218,755
FREMONT SCHOOL DISTRICT 5.250% 12/15/2045 CALLABLE @ 100.000 12/15/2033	300,000	311,454
FREMONT SCHOOL DISTRICT 5.250% 12/15/2046 CALLABLE @ 100.000 12/15/2033	395,000	408,628
FREMONT SCHOOL DISTRICT 5.000% 12/15/2048 CALLABLE @ 100.000 12/15/2033	740,000	745,113
ELKHORN SCHOOL DISTRICT 4.000% 12/15/2045 CALLABLE @ 100.000 12/15/2034	1,500,000	1,307,445
WESTSIDE COMMUNITY SCHOOLS 4.375% 12/01/2043 CALLABLE @ 100.000 12/01/2031	350,000	336,094
FILLMORE COUNTY SCHOOL DISTRICT NO 25 5.000% 06/15/2037 CALLABLE @ 100.000 06/15/2030	525,000	548,011
FILLMORE COUNTY SCHOOL DISTRICT NO 25 5.000% 06/15/2038 CALLABLE @ 100.000 06/15/2030	555,000	575,807
COUNTY OF HALL NE 4.000% 12/15/2044 CALLABLE @ 100.000 06/15/2029	800,000	692,232
CITY OF HARTINGTON NE 4.500% 12/15/2040 CALLABLE @ 100.000 06/15/2029	200,000	180,428
CITY OF HENDERSON NE 4.600% 12/15/2034 CALLABLE @ 100.000 12/15/2026	210,000	205,995
CITY OF HENDERSON NE 4.850% 12/15/2036 CALLABLE @ 100.000 12/15/2026	460,000	443,219
CITY OF HENDERSON NE 5.100% 12/15/2038 CALLABLE @ 100.000 12/15/2026	500,000	472,830
NANCE COUNTY SCHOOL DISTRICT NO 30 4.000% 12/15/2044 CALLABLE @ 100.000 06/15/2029	500,000	432,645
NANCE COUNTY SCHOOL DISTRICT NO 30 4.125% 12/15/2049 CALLABLE @ 100.000 06/15/2029	500,000	425,730
CITY OF NEBRASKA CITY NE 4.150% 07/15/2033 CALLABLE @ 100.000 07/15/2028	100,000	99,107
CITY OF NEBRASKA CITY NE 5.000% 07/15/2038 CALLABLE @ 100.000 07/15/2028	540,000	541,695
CITY OF NEBRASKA CITY NE 4.000% 01/15/2036 CALLABLE @ 100.000 02/22/2029	265,000	248,202
CITY OF NEBRASKA CITY NE 4.350% 01/15/2039 CALLABLE @ 100.000 02/22/2029	205,000	190,252
OTOE COUNTY SCHOOL DISTRICT NO 501/NE 4.500% 12/15/2043 CALLABLE @ 100.000 11/01/2028	1,000,000	987,180
OTOE COUNTY SCHOOL DISTRICT NO 501/NE 4.750% 12/15/2047 CALLABLE @ 100.000 11/01/2028	1,000,000	981,700
OTOE COUNTY SCHOOL DISTRICT NO 501/NE 4.125% 12/15/2047 CALLABLE @ 100.000 06/26/2029	500,000	436,275
PAPILLION LA VISTA SCHOOL DISTRICT NO 27 5.000% 12/01/2042 CALLABLE @ 100.000 12/01/2035	500,000	520,575
CITY OF WAHOO NE 4.750% 12/15/2033 CALLABLE @ 100.000 08/15/2026	320,000	321,693
CITY OF WAYNE NE 4.250% 12/15/2026 CALLABLE @ 100.000 12/15/2025	750,000	750,915
YORK COUNTY SCHOOL DISTRICT NO 96 4.000% 12/15/2044 CALLABLE @ 100.000 08/07/2029	625,000	559,994
		16,795,931
Housing (10.8%)
NEBRASKA INVESTMENT FINANCE AUTHORITY 4.500% 09/01/2044 CALLABLE @ 100.000 09/01/2033	1,000,000	966,760
NEBRASKA INVESTMENT FINANCE AUTHORITY 4.700% 09/01/2049 CALLABLE @ 100.000 09/01/2033	2,000,000	1,919,160
NEBRASKA INVESTMENT FINANCE AUTHORITY 4.550% 09/01/2044 CALLABLE @ 100.000 09/01/2033	250,000	242,330
		3,128,250
Other Revenue (5.1%)
CITY OF NORTH PLATTE NE 5.000% 12/15/2034 CALLABLE @ 100.000 06/15/2030	390,000	409,535
CITY OF NORTH PLATTE NE 5.000% 12/15/2035 CALLABLE @ 100.000 06/15/2030	200,000	208,934
CITY OF OMAHA NE RIVERFRONT REDEVELOPMENT SPECIAL TAX REVENUE 4.000% 04/15/2049 CALLABLE @ 100.000 04/15/2034	1,000,000	861,450
		1,479,919
Utilities (12.5%)
CUSTER PUBLIC POWER DISTRICT 4.125% 06/01/2039 CALLABLE @ 100.000 06/01/2029	1,000,000	935,290
CITY OF DAVID CITY NE ELECTRIC UTILITY REVENUE 4.400% 12/15/2029 CALLABLE @ 100.000 09/15/2026	135,000	136,311
CITY OF DAVID CITY NE ELECTRIC UTILITY REVENUE 4.550% 12/15/2034 CALLABLE @ 100.000 09/15/2026	530,000	532,714
NEBRASKA PUBLIC POWER DISTRICT 5.000% 01/01/2036 CALLABLE @ 100.000 01/01/2026	2,000,000	2,005,340
		3,609,655

TOTAL MUNICIPAL BONDS (COST: $29,372,462)		$28,200,974

OTHER ASSETS LESS LIABILITIES (2.6%)		$761,271

NET ASSETS (100.0%)		$28,962,245

^All portfolio securities are issued securities from the state of Nebraska.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Schedule of Investments – July 31, 2025

Oklahoma Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.5%)^

Education (4.9%)
OKLAHOMA DEVELOPMENT FINANCE AUTHORITY 5.000% 06/01/2039	19,000	$19,039
OKLAHOMA STATE UNIVERSITY 4.000% 09/01/2043 CALLABLE @ 100.000 09/01/2034	500,000	449,320
UNIVERSITY OF OKLAHOMA/THE 5.000% 07/01/2036	500,000	500,605
UNIVERSITY OF OKLAHOMA/THE 4.000% 07/01/2040	500,000	458,665
UNIVERSITY OF OKLAHOMA/THE 5.000% 07/01/2038	500,000	497,725
		1,925,354
General Obligation (3.0%)
CITY OF BROKEN ARROW OK 4.000% 12/01/2037 CALLABLE @ 100.000 12/01/2028	605,000	592,821
CITY OF BROKEN ARROW OK 4.000% 12/01/2038 CALLABLE @ 100.000 12/01/2028	610,000	591,926
		1,184,747
Health Care (1.1%)
OKLAHOMA COUNTY FINANCE AUTHORITY 4.000% 04/01/2041 CALLABLE @ 100.000 04/01/2031	250,000	230,815
OKLAHOMA DEVELOPMENT FINANCE AUTHORITY 4.000% 08/15/2038 CALLABLE @ 100.000 08/15/2025	250,000	221,952
		452,767
Housing (11.6%)
CLEVELAND COUNTY HOME LOAN AUTHORITY 4.600% 07/01/2049 CALLABLE @ 100.000 07/01/2034	500,000	468,975
OKLAHOMA HOUSING FINANCE AGENCY 4.450% 09/01/2044 CALLABLE @ 100.000 09/01/2032	2,000,000	1,904,220
OKLAHOMA HOUSING FINANCE AGENCY 4.400% 09/01/2044 CALLABLE @ 100.000 03/01/2033	870,000	820,880
OKLAHOMA HOUSING FINANCE AGENCY 4.600% 09/01/2049 CALLABLE @ 100.000 03/01/2033	1,000,000	963,290
TULSA COUNTY HOME FINANCE AUTHORITY 4.550% 07/01/2049 CALLABLE @ 100.000 07/01/2034	500,000	459,025
		4,616,390
Other Revenue (68.5%)
BRYAN COUNTY SCHOOL FINANCE AUTHORITY 5.000% 12/01/2033	800,000	826,528
BRYAN COUNTY SCHOOL FINANCE AUTHORITY 4.125% 12/01/2037 CALLABLE @ 100.000 12/01/2033	1,000,000	928,520
CADDO COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2033	645,000	678,353
CADDO COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2034	735,000	767,252
CADDO COUNTY GOVERNMENTAL BUILDING AUTHORITY 5.000% 09/01/2040 CALLABLE @ 100.000 09/01/2028	1,010,000	1,015,151
CHOUTEAU EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2032	350,000	345,275
CHOUTEAU EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2034	240,000	231,334
CREEK COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.125% 09/01/2048 CALLABLE @ 100.000 09/01/2034	500,000	439,735
CREEK COUNTY PUBLIC FACILITIES AUTHORITY 5.000% 08/01/2044 CALLABLE @ 100.000 08/01/2032	500,000	503,220
CREEK COUNTY PUBLIC FACILITIES AUTHORITY 5.000% 08/01/2048 CALLABLE @ 100.000 08/01/2032	2,000,000	1,880,300
DELAWARE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.250% 09/01/2033	150,000	148,607
DELAWARE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.375% 09/01/2034	125,000	123,400
DELAWARE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.625% 09/01/2036 CALLABLE @ 100.000 09/01/2035	200,000	194,118
GRADY COUNTY SCHOOL FINANCE AUTHORITY 5.125% 12/01/2039 CALLABLE @ 100.000 12/01/2035	500,000	514,440
GRADY COUNTY SCHOOL FINANCE AUTHORITY 5.125% 12/01/2040 CALLABLE @ 100.000 12/01/2035	500,000	509,940
HOBART EDUCATIONAL FACILITIES AUTHORITY 4.500% 09/01/2025	590,000	590,525
HOBART EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2026	635,000	644,728
HOBART EDUCATIONAL FACILITIES AUTHORITY 4.500% 09/01/2027	340,000	345,726
HOBART EDUCATIONAL FACILITIES AUTHORITY 4.500% 09/01/2028	365,000	373,289
JACKSON COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.250% 09/01/2031	400,000	391,128
KIOWA COUNTY PUBLIC FACILITIES AUTHORITY 4.500% 12/01/2033	1,130,000	1,170,691
KIOWA COUNTY PUBLIC FACILITIES AUTHORITY 5.000% 12/01/2038 CALLABLE @ 100.000 12/01/2033	1,000,000	1,016,260
KIOWA COUNTY PUBLIC FACILITIES AUTHORITY 5.125% 12/01/2043 CALLABLE @ 100.000 12/01/2033	1,000,000	988,000
LEFLORE COUNTY PUBLIC FACILITY AUTHORITY 4.250% 09/01/2033	525,000	511,408
LEFLORE COUNTY PUBLIC FACILITY AUTHORITY 4.500% 09/01/2036 CALLABLE @ 100.000 09/01/2034	690,000	653,409
LOVE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.750% 09/01/2037 CALLABLE @ 100.000 09/01/2034	250,000	235,890
OKLAHOMA CITY PUBLIC PROPERTY AUTHORITY 5.000% 10/01/2036 CALLABLE @ 100.000 10/01/2025	230,000	230,168
OKLAHOMA CITY PUBLIC PROPERTY AUTHORITY 5.000% 10/01/2039 CALLABLE @ 100.000 10/01/2025	835,000	835,660
OKLAHOMA COUNTY FINANCE AUTHORITY 4.000% 09/01/2038 CALLABLE @ 100.000 09/01/2032	600,000	569,400
OKLAHOMA COUNTY FINANCE AUTHORITY 5.000% 10/01/2045 CALLABLE @ 100.000 10/01/2034	640,000	646,989
OKLAHOMA DEVELOPMENT FINANCE AUTHORITY 5.000% 12/01/2038 CALLABLE @ 100.000 12/01/2033	280,000	291,127
OKLAHOMA DEVELOPMENT FINANCE AUTHORITY 5.000% 12/01/2043 CALLABLE @ 100.000 12/01/2033	1,630,000	1,633,162
PAYNE COUNTY ECONOMIC DEVELOPMENT AUTHORITY 4.250% 09/01/2034	500,000	477,160
PONTOTOC COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2034 CALLABLE @ 100.000 09/01/2031	625,000	624,600
PONTOTOC COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2040 CALLABLE @ 100.000 09/01/2031	1,000,000	892,120
PONTOTOC COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2042 CALLABLE @ 100.000 09/01/2034	1,000,000	899,900
ROGERS COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.125% 09/01/2036 CALLABLE @ 100.000 09/01/2029	750,000	727,950
ROGERS COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.250% 09/01/2038 CALLABLE @ 100.000 09/01/2029	1,000,000	932,190
STEPHENS COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2027	400,000	415,768
STEPHENS COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2032	665,000	652,358
TULSA STADIUM TRUST 4.000% 12/01/2038 CALLABLE @ 100.000 12/01/2033	500,000	457,200
WASHINGTON COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2025	400,000	400,560
WASHINGTON COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2031	445,000	473,115
		27,186,654
Transportation (5.0%)
OKLAHOMA TURNPIKE AUTHORITY 5.250% 01/01/2048 CALLABLE @ 100.000 01/01/2032	500,000	515,430
TULSA AIRPORTS IMPROVEMENT TRUST 4.000% 06/01/2035 CALLABLE @ 100.000 06/01/2028	1,355,000	1,343,103
TULSA AIRPORTS IMPROVEMENT TRUST 4.000% 06/01/2036 CALLABLE @ 100.000 06/01/2028	145,000	139,809
		1,998,342
Utilities (3.4%)
CLINTON PUBLIC WORKS AUTHORITY 4.000% 12/01/2039	500,000	460,800
OKLAHOMA WATER RESOURCES BOARD 4.000% 10/01/2049 CALLABLE @ 100.000 10/01/2031	1,000,000	870,510
		1,331,310

TOTAL MUNICIPAL BONDS (COST: $40,019,430)		$38,695,564

OTHER ASSETS LESS LIABILITIES (2.5%)		$1,012,179

NET ASSETS (100.0%)		$39,707,743

^All portfolio securities are issued securities from the state of Oklahoma.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Schedule of Investments – July 31, 2025

Viking Tax-Free Fund for Montana

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.6%)^

Education (5.5%)
MONTANA STATE BOARD OF REGENTS 4.000% 11/15/2041 CALLABLE @ 100.000 11/15/2031	400,000	$371,032
MONTANA STATE BOARD OF REGENTS 5.000% 11/15/2042 CALLABLE @ 100.000 05/15/2035	1,520,000	1,581,727
MONTANA STATE BOARD OF REGENTS 5.000% 11/15/2045 CALLABLE @ 100.000 05/15/2035	500,000	512,120
MONTANA STATE BOARD OF REGENTS 5.000% 11/15/2050 CALLABLE @ 100.000 05/15/2035	500,000	503,700
		2,968,579
General Obligation (47.1%)
CITY OF BELGRADE MT 5.000% 07/01/2033 CALLABLE @ 100.000 07/01/2032	250,000	278,710
CITY OF BELGRADE MT 5.000% 07/01/2034 CALLABLE @ 100.000 07/01/2032	355,000	393,301
CITY OF BOZEMAN MT 4.000% 07/01/2028	540,000	540,842
CITY OF BOZEMAN MT 4.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	775,000	717,642
FLATHEAD COUNTY SCHOOL DISTRICT NO 44 WHITEFISH 5.250% 07/01/2043 CALLABLE @ 100.000 07/01/2035	540,000	570,710
FLATHEAD COUNTY SCHOOL DISTRICT NO 44 WHITEFISH 5.250% 07/01/2045 CALLABLE @ 100.000 07/01/2035	1,045,000	1,086,298
COUNTY OF GALLATIN MT 5.000% 07/01/2038 CALLABLE @ 100.000 07/01/2033	435,000	471,070
COUNTY OF GALLATIN MT 5.000% 07/01/2039 CALLABLE @ 100.000 07/01/2033	915,000	982,344
COUNTY OF GALLATIN MT 5.000% 07/01/2040 CALLABLE @ 100.000 07/01/2033	640,000	683,027
GALLATIN COUNTY SCHOOL DISTRICT NO 72 OPHIR 4.000% 07/01/2037 CALLABLE @ 100.000 07/01/2030	800,000	800,792
GALLATIN COUNTY SCHOOL DISTRICT NO 27 MONFORTON 4.250% 06/15/2026	150,000	150,258
#CITY OF HELENA MT 4.000% 07/01/2042 CALLABLE @ 100.000 07/01/2035	450,000	446,733
#CITY OF HELENA MT 4.000% 07/01/2043 CALLABLE @ 100.000 07/01/2035	470,000	463,411
#CITY OF HELENA MT 4.000% 07/01/2044 CALLABLE @ 100.000 07/01/2035	490,000	479,617
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2037 CALLABLE @ 100.000 07/01/2033	235,000	250,675
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2038 CALLABLE @ 100.000 07/01/2033	160,000	169,226
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2041 CALLABLE @ 100.000 07/01/2033	465,000	481,517
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	300,000	306,255
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.250% 07/01/2048 CALLABLE @ 100.000 07/01/2033	450,000	460,904
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2040 CALLABLE @ 100.000 07/01/2033	335,000	348,296
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2041 CALLABLE @ 100.000 07/01/2033	355,000	366,413
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2033	325,000	332,891
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	510,000	518,272
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2041 CALLABLE @ 100.000 07/01/2033	625,000	660,081
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2042 CALLABLE @ 100.000 07/01/2033	320,000	334,531
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2043 CALLABLE @ 100.000 07/01/2033	350,000	363,265
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2044 CALLABLE @ 100.000 07/01/2033	360,000	371,682
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2041 CALLABLE @ 100.000 07/01/2033	320,000	331,581
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2033	400,000	410,248
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	635,000	647,402
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2040 CALLABLE @ 100.000 07/01/2033	465,000	494,346
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2041 CALLABLE @ 100.000 07/01/2033	490,000	517,504
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2042 CALLABLE @ 100.000 07/01/2033	250,000	261,352
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2043 CALLABLE @ 100.000 07/01/2033	250,000	259,475
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2044 CALLABLE @ 100.000 07/01/2033	420,000	433,629
LAKE MISSOULA & SANDERS COUNTIES ELEMENTARY SCHOOL DISTRICT NO JT & 8 5.000% 07/01/2043 CALLABLE @ 100.000 01/01/2033	1,215,000	1,245,885
CITY OF MILES CITY MT 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2034	395,000	404,128
CITY OF MILES CITY MT 5.000% 07/01/2044 CALLABLE @ 100.000 07/01/2034	300,000	302,721
HELLGATE SCHOOL DISTRICT NO 4 5.000% 06/15/2029 CALLABLE @ 100.000 06/15/2027	500,000	524,060
HELLGATE SCHOOL DISTRICT NO 4 5.000% 06/15/2030 CALLABLE @ 100.000 06/15/2027	500,000	521,870
COUNTY OF RAVALLI MT 4.250% 07/01/2030	640,000	640,915
RAVALLI & MISSOULA COUNTIES JOINT SCHOOL DISTRICT NO 15 6 4.000% 07/01/2038 CALLABLE @ 100.000 07/01/2029	250,000	239,793
RAVALLI & MISSOULA COUNTIES JOINT SCHOOL DISTRICT NO 15 6 4.000% 07/01/2039 CALLABLE @ 100.000 07/01/2029	250,000	239,408
SILVER BOW COUNTY SCHOOL DISTRICT NO 1 4.000% 07/01/2038 CALLABLE @ 100.000 07/01/2029	1,960,000	1,889,322
VALLEY COUNTY K 12 SCHOOL DISTRICT NO 1 A GLASGOW/MT 4.250% 07/01/2031	450,000	451,116
YELLOWSTONE AND CARBON COUNTIES SCHOOL DISTRICT NO 7 70 LAUREL 5.000% 07/01/2040 CALLABLE @ 100.000 07/01/2033	330,000	348,744
YELLOWSTONE AND CARBON COUNTIES SCHOOL DISTRICT NO 7 70 LAUREL 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2033	1,395,000	1,450,437
YELLOWSTONE AND CARBON COUNTIES SCHOOL DISTRICT NO 7 70 LAUREL 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	600,000	615,708
		25,258,407
Health Care (10.5%)
MONTANA FACILITY FINANCE AUTHORITY 5.000% 07/01/2032 CALLABLE @ 100.000 07/01/2028	1,000,000	1,025,700
MONTANA FACILITY FINANCE AUTHORITY 5.000% 07/01/2033 CALLABLE @ 100.000 07/01/2028	1,000,000	1,028,980
MONTANA FACILITY FINANCE AUTHORITY 4.000% 01/01/2037 CALLABLE @ 100.000 01/01/2030	200,000	196,700
MONTANA FACILITY FINANCE AUTHORITY 4.000% 01/01/2038 CALLABLE @ 100.000 01/01/2030	1,500,000	1,435,695
MONTANA FACILITY FINANCE AUTHORITY 5.000% 06/01/2028	1,015,000	1,016,685
MONTANA FACILITY FINANCE AUTHORITY 5.000% 06/01/2029	915,000	916,006
		5,619,766
Housing (19.3%)
#MONTANA BOARD OF HOUSING 5.100% 12/01/2045 CALLABLE @ 100.000 12/01/2033	750,000	751,455
MONTANA BOARD OF HOUSING 4.450% 12/01/2038 CALLABLE @ 100.000 12/01/2032	1,395,000	1,412,619
MONTANA BOARD OF HOUSING 4.800% 12/01/2043 CALLABLE @ 100.000 12/01/2032	1,330,000	1,311,274
MONTANA BOARD OF HOUSING 4.375% 12/01/2038 CALLABLE @ 100.000 12/01/2032	405,000	404,899
MONTANA BOARD OF HOUSING 4.600% 12/01/2043 CALLABLE @ 100.000 12/01/2032	1,000,000	973,730
MONTANA BOARD OF HOUSING 4.850% 12/01/2048 CALLABLE @ 100.000 12/01/2032	500,000	504,460
MONTANA BOARD OF HOUSING 3.950% 12/01/2039 CALLABLE @ 100.000 06/01/2033	1,000,000	938,900
MONTANA BOARD OF HOUSING 4.450% 12/01/2044 CALLABLE @ 100.000 06/01/2033	1,000,000	963,880
MONTANA BOARD OF HOUSING 3.900% 12/01/2039 CALLABLE @ 100.000 06/01/2033	500,000	463,840
MONTANA BOARD OF HOUSING 4.300% 12/01/2044 CALLABLE @ 100.000 06/01/2033	800,000	737,888
MONTANA BOARD OF HOUSING 4.400% 12/01/2049 CALLABLE @ 100.000 06/01/2033	1,650,000	1,489,933
MONTANA BOARD OF HOUSING 3.800% 12/01/2038 CALLABLE @ 100.000 06/01/2028	455,000	427,359
		10,380,237
Other Revenue (13.6%)
CITY OF BILLINGS MT 5.000% 07/01/2038 CALLABLE @ 100.000 07/01/2033	700,000	718,473
CITY OF BILLINGS MT 5.000% 07/01/2039 CALLABLE @ 100.000 07/01/2033	300,000	307,686
CITY OF BILLINGS MT 4.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	275,000	242,363
GALLATIN COUNTY RURAL IMPROVEMENT DISTRICT 6.000% 07/01/2030	1,000,000	1,001,360
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 4.800% 06/30/2041 CALLABLE @ 100.000 06/30/2035	1,160,000	1,148,284
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 4.850% 06/30/2042 CALLABLE @ 100.000 06/30/2035	580,000	574,090
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 4.950% 06/30/2043 CALLABLE @ 100.000 06/30/2035	505,000	499,021
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 5.000% 06/30/2044 CALLABLE @ 100.000 06/30/2035	265,000	261,086
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 5.050% 06/30/2045 CALLABLE @ 100.000 06/30/2035	225,000	221,245
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 5.100% 06/30/2047 CALLABLE @ 100.000 06/30/2035	510,000	499,004
CITY OF KALISPELL MT 5.000% 07/01/2033 CALLABLE @ 100.000 07/01/2028	500,000	521,780
CITY OF LIVINGSTON MT 4.000% 07/01/2034 CALLABLE @ 100.000 01/01/2029	525,000	521,719
MADISON COUNTY RURAL IMPROVEMENT DISTRICT 6.000% 07/01/2030	640,000	641,005
CITY OF MISSOULA MT 4.750% 07/01/2027	30,000	30,021
CITY OF MISSOULA MT 6.000% 07/01/2030	100,000	100,129
		7,287,266
Transportation (1.6%)
MISSOULA PARKING COMMISSION 4.000% 10/01/2026	665,000	665,226
MISSOULA SPECIAL IMPROVEMENT DISTRICTS/MT 5.400% 07/01/2029	195,000	195,351
		860,577

TOTAL MUNICPAL BONDS (COST: $53,992,813)		$52,374,832

OTHER ASSETS LESS LIABILITIES (2.4%)		$1,301,370

NET ASSETS (100.0%)		$53,676,202

^All portfolio securities are issued securities from the state of Montana.

#When-issued purchase as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Schedule of Investments – July 31, 2025

Viking Tax-Free Fund for North Dakota

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (90.1%)^

Education (10.4%)
STATE BOARD OF HIGHER EDUCATION OF THE STATE OF NORTH DAKOTA 4.000% 04/01/2035 CALLABLE @ 100.000 04/01/2026	530,000	$494,607
STATE BOARD OF HIGHER EDUCATION OF THE STATE OF NORTH DAKOTA 5.000% 05/01/2049 CALLABLE @ 100.000 05/01/2033	750,000	740,182
UND ALUMNI ASSOCIATION & FOUNDATION 5.000% 05/01/2049 CALLABLE @ 100.000 05/01/2034	500,000	495,495
		1,730,284
General Obligation (35.5%)
FAIRMONT PUBLIC SCHOOL DISTRICT NO 18 4.250% 08/01/2043 CALLABLE @ 100.000 08/01/2031	260,000	240,815
CITY OF FARGO ND 5.000% 05/01/2045 CALLABLE @ 100.000 05/01/2033	500,000	508,145
FARGO PARK DISTRICT 5.000% 05/01/2036 CALLABLE @ 100.000 05/01/2031	750,000	801,120
CITY OF GRAND FORKS ND 5.000% 12/01/2036 CALLABLE @ 100.000 12/01/2033	750,000	812,040
CITY OF HORACE ND 5.000% 05/01/2039 CALLABLE @ 100.000 05/01/2033	650,000	648,492
CITY OF HORACE ND 4.850% 08/01/2026 CALLABLE @ 100.000 08/01/2025	400,000	400,000
CITY OF HORACE ND 4.750% 05/01/2044 CALLABLE @ 100.000 05/01/2033	500,000	463,455
CITY OF MAYVILLE ND 5.000% 05/01/2044 CALLABLE @ 100.000 05/01/2031	500,000	442,445
VALLEY CITY PARK DISTRICT 4.800% 01/01/2035 CALLABLE @ 100.000 01/01/2030	160,000	163,867
VALLEY CITY PARK DISTRICT 5.400% 01/01/2043 CALLABLE @ 100.000 01/01/2030	200,000	201,502
WAHPETON PUBLIC SCHOOL DISTRICT NO 37 4.000% 08/01/2040 CALLABLE @ 100.000 08/01/2031	250,000	236,203
WAHPETON PUBLIC SCHOOL DISTRICT NO 37 4.000% 08/01/2043 CALLABLE @ 100.000 08/01/2031	285,000	258,358
CITY OF WEST FARGO ND 4.000% 05/01/2047 CALLABLE @ 100.000 05/01/2034	880,000	754,644
		5,931,086
Health Care (12.5%)
COUNTY OF BURLEIGH ND 4.000% 11/01/2032 CALLABLE @ 101.000 11/01/2025	250,000	230,695
COUNTY OF CASS ND 4.250% 02/15/2043 CALLABLE @ 100.000 02/15/2028	1,290,000	1,137,922
CITY OF GRAND FORKS ND 5.000% 12/01/2037 CALLABLE @ 100.000 12/01/2027	130,000	130,378
CITY OF GRAND FORKS ND 5.125% 12/01/2025	250,000	250,092
CITY OF GRAND FORKS ND 4.750% 12/01/2027 CALLABLE @ 100.000 12/01/2026	350,000	349,724
		2,098,811
Housing (14.9%)
NORTH DAKOTA HOUSING FINANCE AGENCY 4.650% 07/01/2038 CALLABLE @ 100.000 01/01/2033	1,000,000	1,029,320
NORTH DAKOTA HOUSING FINANCE AGENCY 4.550% 07/01/2044 CALLABLE @ 100.000 07/01/2033	500,000	484,945
NORTH DAKOTA HOUSING FINANCE AGENCY 4.650% 07/01/2044 CALLABLE @ 100.000 07/01/2033	1,000,000	970,130
		2,484,395
Other Revenue (5.4%)
CITY OF FARGO ND 4.000% 12/01/2044 CALLABLE @ 100.000 12/01/2034	300,000	258,714
MANDAN PARK DISTRICT 4.625% 05/01/2040 CALLABLE @ 100.000 05/01/2030	280,000	262,088
MANDAN PARK DISTRICT 4.750% 05/01/2043 CALLABLE @ 100.000 05/01/2030	165,000	149,635
NORTH DAKOTA PUBLIC FINANCE AUTHORITY 5.000% 06/01/2031	240,000	240,317
		910,754
Utilities (11.4%)
CASS RURAL WATER USERS DISTRICT 4.150% 05/01/2039 CALLABLE @ 100.000 05/01/2031	500,000	445,660
CASS RURAL WATER USERS DISTRICT 4.170% 05/01/2035 CALLABLE @ 100.000 05/01/2030	815,000	811,047
CASS RURAL WATER USERS DISTRICT 4.375% 05/01/2038 CALLABLE @ 100.000 05/01/2030	365,000	351,561
NORTH DAKOTA PUBLIC FINANCE AUTHORITY 5.000% 10/01/2043 CALLABLE @ 100.000 10/01/2034	280,000	289,691
		1,897,959

TOTAL MUNICIPAL BONDS (COST: $15,722,117)		$15,053,289
OTHER ASSETS LESS LIABILITIES (9.9%)		$1,644,916
NET ASSETS (100.0%)		$16,698,205

^All portfolio securities are issued securities from the state of North Dakota.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Statements of Assets and Liabilities – as of July 31, 2025

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$51,192,738	$6,468,343	$29,372,462

Investments in securities, at value	$49,612,083	$6,222,910	$28,200,974
Cash and cash equivalents	1,726,466	828,176	609,544
Accrued interest receivable	741,110	71,831	222,623
Receivable from affiliate	8,283	6,614	6,705
Prepaid expenses	9	11	-
Total assets	$52,087,951	$7,129,542	$29,039,846

LIABILITIES
Payable for securities purchased	$624,006	$-	$-
Payable for Fund shares redeemed	63,353	2,493	18,380
Distributions payable	19,304	2,419	11,390
Trustees’ fees payable	4,005	627	1,982
Payable to affiliates	48,380	10,224	28,645
Accrued expenses	33,921	9,615	17,204
Total liabilities	$792,969	$25,378	$77,601

NET ASSETS	$51,294,982	$7,104,164	$28,962,245

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$60,343,849	$8,899,679	$35,576,107
Distributable earnings (accumulated losses)	(9,048,867)	(1,795,515)	(6,613,862)

NET ASSETS	$51,294,982	$7,104,164	$28,962,245

Net Assets - Class A	$44,534,879	$6,946,406	$25,302,912
Net Assets - Class I	$6,760,103	$157,758	$3,659,333
Shares outstanding - Class A	4,838,820	766,962	2,856,500
Shares outstanding - Class I	734,124	17,402	413,209
Net asset value per share - Class A*	$9.20	$9.06	$8.86
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$9.44	$9.29	$9.09
Net asset value per share - Class I	$9.21	$9.07	$8.86

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Statements of Assets and Liabilities (continued) – as of July 31, 2025

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
ASSETS
Investments in securities, at cost	$40,019,430	$53,992,813	$15,722,117

Investments in securities, at value	$38,695,564	$52,374,832	$15,053,289
Cash and cash equivalents	554,509	3,258,581	1,502,922
Accrued interest receivable	561,217	320,542	176,248
Receivable from affiliate	7,483	8,319	6,048
Total assets	$39,818,773	$55,962,274	$16,738,507

LIABILITIES
Payable for securities purchased	$-	$2,150,592	$-
Payable for Fund shares redeemed	38,997	29,198	3,398
Distributions payable	7,870	27,946	5,226
Trustees’ fees payable	3,350	4,034	1,511
Payable to affiliates	38,422	49,064	18,926
Accrued expenses	22,391	25,238	11,241
Total liabilities	$111,030	$2,286,072	$40,302

NET ASSETS	$39,707,743	$53,676,202	$16,698,205

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$47,900,194	$64,935,672	$21,724,942
Distributable earnings (accumulated losses)	(8,192,451)	(11,259,470)	(5,026,737)

NET ASSETS	$39,707,743	$53,676,202	$16,698,205

Net Assets - Class A	$37,117,852	$43,150,334	$15,096,640
Net Assets - Class I	$2,589,891	$10,525,868	$1,601,565
Shares outstanding - Class A	3,658,526	4,913,530	1,782,656
Shares outstanding - Class I	255,081	1,198,638	189,055
Net asset value per share - Class A*	$10.15	$8.78	$8.47
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$10.41	$9.01	$8.69
Net asset value per share - Class I	$10.15	$8.78	$8.47

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Statements of Operations – for the year ended July 31, 2025

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$2,238,919	$321,990	$1,277,113
Total investment income	$2,238,919	$321,990	$1,277,113

EXPENSES
Investment advisory fees	$279,652	$40,156	$150,801
Distribution (12b-1) fees - Class A	123,082	19,724	67,155
Transfer agent fees	73,117	15,638	42,193
Administrative service fees	116,966	49,907	80,887
Professional fees	8,522	2,782	5,458
Reports to shareholders	92	739	92
License, fees, and registrations	3,002	4,806	1,513
Audit fees	18,178	9,625	12,135
Trustees’ fees	6,266	1,015	3,314
Transfer agent out-of-pockets	6,687	1,402	4,137
Custodian fees	830	415	830
Legal fees	1,149	251	839
Insurance expense	1,183	152	741
Total expenses	$638,726	$146,612	$370,095
Less expenses waived or reimbursed (See Note 7)	(107,540)	(68,315)	(82,837)
Total net expenses	$531,186	$78,297	$287,258

NET INVESTMENT INCOME (LOSS)	$1,707,733	$243,693	$989,855

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(1,930,596)	$(308,507)	$(152,501)
Net change in unrealized appreciation (depreciation) of investments	(970,573)	(81,256)	(1,534,174)
Net realized and unrealized gain (loss) on investments	$(2,901,169)	$(389,763)	$(1,686,675)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,193,436)	$(146,070)	$(696,820)

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Statements of Operations (continued) – for the year ended July 31, 2025

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INVESTMENT INCOME
Interest	$1,748,219	$2,254,057	$743,652
Total investment income	$1,748,219	$2,254,057	$743,652

EXPENSES
Investment advisory fees	$210,753	$286,466	$90,917
Distribution (12b-1) fees - Class A	99,079	117,316	42,283
Transfer agent fees	56,581	74,752	27,821
Administrative service fees	97,674	118,874	64,120
Professional fees	6,451	9,141	3,333
Reports to shareholders	304	92	92
License, fees, and registrations	2,936	2,575	1,240
Audit fees	16,040	18,595	11,622
Trustees’ fees	4,969	6,442	2,202
Transfer agent out-of-pockets	3,942	6,187	2,722
Custodian fees	830	830	415
Legal fees	1,012	1,289	444
Insurance expense	957	1,162	423
Total expenses	$501,528	$643,721	$247,634
Less expenses waived or reimbursed (See Note 7)	(94,893)	(108,365)	(72,734)
Total net expenses	$406,635	$535,356	$174,900

NET INVESTMENT INCOME (LOSS)	$1,341,584	$1,718,701	$568,752

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$34,287	$(670,502)	$(314,705)
Net change in unrealized appreciation (depreciation) of investments	(1,824,477)	(1,624,812)	(757,036)
Net realized and unrealized gain (loss) on investments	$(1,790,190)	$(2,295,314)	$(1,071,741)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(448,606)	$(576,613)	$(502,989)

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Statements of Changes in Net Assets – for the year ended July 31, 2025

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,707,733	$243,693	$989,855
Net realized gain (loss) from investment transactions	(1,930,596)	(308,507)	(152,501)
Net change in unrealized appreciation (depreciation) of investments	(970,573)	(81,256)	(1,534,174)
Net increase (decrease) in net assets resulting from operations	$(1,193,436)	$(146,070)	$(696,820)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,487,268)	$(238,683)	$(874,019)
Distributions - Class I	(219,872)	(4,678)	(115,774)
Total distributions	$(1,707,140)	$(243,361)	$(989,793)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,606,250	$54,150	$2,171,315
Proceeds from sale of shares - Class I	948,779	43,800	1,962,461
Proceeds from reinvested dividends - Class A	1,374,509	209,064	764,410
Proceeds from reinvested dividends - Class I	112,691	4,672	105,530
Cost of shares redeemed - Class A	(8,108,149)	(1,355,696)	(5,889,257)
Cost of shares redeemed - Class I	(570,884)	(6,130)	(1,180,761)
Net increase (decrease) in net assets resulting from capital share transactions	$(4,636,804)	$(1,050,140)	$(2,066,302)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(7,537,380)	$(1,439,571)	$(3,752,915)
NET ASSETS, BEGINNING OF PERIOD	58,832,362	8,543,735	32,715,160
NET ASSETS, END OF PERIOD	$51,294,982	$7,104,164	$28,962,245

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Statements of Changes in Net Assets (continued) – for the year ended July 31, 2025

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,341,584	$1,718,701	$568,752
Net realized gain (loss) from investment transactions	34,287	(670,502)	(314,705)
Net change in unrealized appreciation (depreciation) of investments	(1,824,477)	(1,624,812)	(757,036)
Net increase (decrease) in net assets resulting from operations	$(448,606)	$(576,613)	$(502,989)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,254,296)	$(1,384,191)	$(525,118)
Distributions - Class I	(86,155)	(332,613)	(42,662)
Total distributions	$(1,340,451)	$(1,716,804)	$(567,780)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,855,822	$4,539,253	$1,127,387
Proceeds from sale of shares - Class I	762,733	2,061,871	506,704
Proceeds from reinvested dividends - Class A	1,198,607	1,161,392	476,697
Proceeds from reinvested dividends - Class I	44,468	216,482	37,556
Cost of shares redeemed - Class A	(6,961,554)	(11,149,390)	(4,784,715)
Cost of shares redeemed - Class I	(378,633)	(1,572,531)	(226,098)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,478,557)	$(4,742,923)	$(2,862,469)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(5,267,614)	$(7,036,340)	$(3,933,238)
NET ASSETS, BEGINNING OF PERIOD	44,975,357	60,712,542	20,631,443
NET ASSETS, END OF PERIOD	$39,707,743	$53,676,202	$16,698,205

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Statements of Changes in Net Assets – for the year ended July 31, 2024

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,588,489	$278,630	$970,754
Net realized gain (loss) from investment transactions	(1,418,676)	(522,388)	(1,766,043)
Net change in unrealized appreciation (depreciation) of investments	1,107,911	523,179	1,385,521
Net increase (decrease) in net assets resulting from operations	$1,277,724	$279,421	$590,232

DISTRIBUTIONS TO SHAREHOLDERS
Distributions – Class A	$(1,384,581)	$(272,093)	$(870,091)
Distributions – Class I	(200,706)	(6,354)	(100,668)
Total distributions	$(1,585,287)	$(278,447)	$(970,759)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares – Class A	$4,580,837	$2,239,131	$1,431,857
Proceeds from sale of shares – Class I	1,355,397	85,426	472,715
Proceeds from reinvested dividends – Class A	1,252,547	235,118	763,613
Proceeds from reinvested dividends – Class I	106,170	5,686	95,371
Cost of shares redeemed – Class A	(8,988,840)	(3,872,822)	(5,293,943)
Cost of shares redeemed – Class I	(2,597,563)	(485,032)	(1,257,565)
Net increase (decrease) in net assets resulting from capital share transactions	$(4,291,452)	$(1,792,493)	$(3,787,952)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,599,015)	$(1,791,519)	$(4,168,479)
NET ASSETS, BEGINNING OF PERIOD	63,431,377	10,335,254	36,883,639
NET ASSETS, END OF PERIOD	$58,832,362	$8,543,735	$32,715,160

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Statements of Changes in Net Assets (continued) – for the year ended July 31, 2024

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,360,987	$1,773,178	$588,233
Net realized gain (loss) from investment transactions	(2,061,584)	(1,136,220)	(2,108,337)
Net change in unrealized appreciation (depreciation) of investments	1,685,522	674,698	1,741,216
Net increase (decrease) in net assets resulting from operations	$984,925	$1,311,656	$221,112

DISTRIBUTIONS TO SHAREHOLDERS
Distributions – Class A	$(1,264,029)	$(1,449,776)	$(545,000)
Distributions – Class I	(95,906)	(321,226)	(42,241)
Total distributions	$(1,359,935)	$(1,771,002)	$(587,241)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares – Class A	$1,525,226	$6,628,957	$1,456,920
Proceeds from sale of shares – Class I	507,054	1,602,421	237,716
Proceeds from reinvested dividends – Class A	1,205,358	1,237,759	485,112
Proceeds from reinvested dividends – Class I	51,667	220,754	37,565
Cost of shares redeemed – Class A	(11,016,639)	(11,937,774)	(4,873,610)
Cost of shares redeemed – Class I	(1,580,671)	(3,092,740)	(388,799)
Net increase (decrease) in net assets resulting from capital share transactions	$(9,308,005)	$(5,340,623)	$(3,045,096)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(9,683,015)	$(5,799,969)	$(3,411,225)
NET ASSETS, BEGINNING OF PERIOD	54,658,372	66,512,511	24,042,668
NET ASSETS, END OF PERIOD	$44,975,357	$60,712,542	$20,631,443

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Notes to Financial Statements

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Maine Municipal Fund (“ME Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”) seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital. KS Muni Fund and OK Muni Fund are diversified Funds. ME Muni Fund, NE Muni Fund, Tax-Free Fund for MT and Tax Free Fund for ND are non-diversified Funds.

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers of the Funds, and the Principal Executive Officer and the Principal Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedules of Investments. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $200,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Viking Mutual Funds | July 31, 2025

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of July 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended July 31, 2025, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents— The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds simultaneously use the settled shares method to allocate income and fund-wide expenses and use the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2025:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$–	$49,612,083	$–	$49,612,083
	Total	$–	$49,612,083	$–	$49,612,083

ME Muni Fund	Municipal Bonds	$–	$6,222,910	$–	$6,222,910
	Total	$–	$6,222,910	$–	$6,222,910

NE Muni Fund	Municipal Bonds	$–	$28,200,974	$–	$28,200,974
	Total	$–	$28,200,974	$–	$28,200,974

OK Muni Fund	Municipal Bonds	$–	$38,695,564	$–	$38,695,564
	Total	$–	$38,695,564	$–	$38,695,564

Tax-Free Fund for MT	Municipal Bonds	$–	$52,374,832	$–	$52,374,832
	Total	$–	$52,374,832	$–	$52,374,832

Tax-Free Fund for ND	Municipal Bonds	$–	$15,053,289	$–	$15,053,289
	Total	$–	$15,053,289	$–	$15,053,289

The Funds did not hold any Level 3 assets during the year ended July 31, 2025.

Viking Mutual Funds | July 31, 2025

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2025, were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$23,180,738	$1,356,345	$9,453,827	$11,954,103	$12,793,538	$3,962,254
Sales	$28,322,124	$2,897,249	$12,004,839	$14,286,438	$17,208,968	$8,443,327

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Year Ended 7/31/2025:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	168,402	5,743	238,870	177,772	503,094	128,679
Shares issued from reinvestments	144,804	22,340	83,260	114,884	128,809	54,370
Shares redeemed	(855,415)	(146,000)	(637,881)	(665,156)	(1,235,124)	(544,084)
Net increase (decrease)	(542,209)	(117,917)	(315,751)	(372,500)	(603,221)	(361,035)

Class I
Shares sold	98,953	4,687	214,481	72,223	229,161	59,327
Shares issued from reinvestments	11,861	500	11,511	4,264	24,017	4,281
Shares redeemed	(59,766)	(663)	(129,177)	(36,021)	(174,721)	(25,426)
Net increase (decrease)	51,048	4,524	96,815	40,466	78,457	38,182

Year Ended 7/31/2024:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	474,622	233,219	152,556	144,178	733,029	162,427
Shares issued from reinvestments	129,956	24,827	81,675	114,635	136,089	54,034
Shares redeemed	(930,720)	(407,788)	(566,758)	(1,053,955)	(1,308,655)	(548,837)
Net increase (decrease)	(326,142)	(149,742)	(332,527)	(795,142)	(439,537)	(332,376)

Class I
Shares sold	141,598	8,879	50,330	47,263	174,704	26,032
Shares issued from reinvestments	11,014	603	10,208	4,907	24,271	4,184
Shares redeemed	(269,066)	(51,054)	(134,548)	(149,463)	(337,967)	(42,960)
Net increase (decrease)	(116,454)	(41,572)	(74,010)	(97,293)	(138,992)	(12,744)

Viking Mutual Funds | July 31, 2025

NOTE 6: Income Tax Information

At July 31, 2025, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$51,192,773	$6,467,886	$29,372,249	$40,015,537	$53,985,865	$15,733,546
Unrealized appreciation	$134,663	$12,102	$71,069	$139,380	$79,956	$64,054
Unrealized depreciation	(1,715,353)	(257,078)	(1,242,344)	(1,459,353)	(1,690,989)	(744,311)
Net unrealized appreciation/ (depreciation)*	$(1,580,690)	$(244,976)	$(1,171,275)	$(1,319,973)	$(1,611,033)	$(680,257)

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount and the tax deferral of losses on wash sales.

The tax character of distributions were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Year ended 7/31/2025:	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Tax-exempt Income	$1,706,612	$243,439	$987,776	$1,340,727	$1,716,894	$567,761
Taxable Income	-	-	-	-	-	-
Total Income	$1,706,612	$243,439	$987,776	$1,340,727	$1,716,894	$567,761

Year ended 7/31/2024:
Tax-exempt Income	$1,565,459	$270,721	$956,698	$1,349,433	$1,746,890	$581,255
Taxable Income	21,399	8,520	13,185	11,429	15,603	6,804
Total Income	$1,586,858	$279,241	$969,883	$1,360,862	$1,762,493	$588,059

As of July 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$19,312	$2,451	$11,385	$7,878	$28,056	$5,198
Distributions payable	(19,304)	(2,419)	(11,390)	(7,870)	(27,946)	(5,226)
Capital loss carryforward	(7,468,185)	(1,550,571)	(5,442,582)	(6,872,486)	(9,648,547)	(4,346,452)
Unrealized appreciation/(depreciation)*	(1,580,690)	(244,976)	(1,171,275)	(1,319,973)	(1,611,033)	(680,257)
Total accumulated earnings/(deficit)	$(9,048,867)	$(1,795,515)	$(6,613,862)	$(8,192,451)	$(11,259,470)	$(5,026,737)

The Funds’ capital loss carryforward amounts as of July 31, 2025 are as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$1,775,499	$495,384	$1,278,125	$1,455,998	$3,144,364	$1,000,422
Non-expiring L-T losses	5,692,686	1,055,187	4,164,457	5,416,488	6,504,183	3,346,030
Total	$7,468,185	$1,550,571	$5,442,582	$6,872,486	$9,648,547	$4,346,452

Capital loss carryforward utilized	$-	$-	$-	$34,287	$-	$-

There were no reclassifications between distributable earnings (accumulated losses) and paid-in capital for the Funds for the year ended July 31, 2025.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

Viking Mutual Funds | July 31, 2025

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. The Funds’ pay investment advisory fees to VFM on a monthly basis. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses, until November 29, 2025 so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2025, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Year Ended 7/31/2025			Payable 7/31/2025
	Advisory Fees	Waived	Reimb.	Advisory	Waived	Reimb.
KS Muni Fund	$279,652	$107,540	$-	$22,018	$8,283	$-
ME Muni Fund	$40,156	$40,156	$28,159	$3,039	$3,039	$3,575
NE Muni Fund	$150,801	$82,837	$-	$12,313	$6,705	$-
OK Muni Fund	$210,753	$94,893	$-	$16,984	$7,483	$-
Tax-Free Fund for MT	$286,466	$108,365	$-	$22,937	$8,319	$-
Tax-Free Fund for ND	$90,917	$72,734	$-	$7,122	$6,048	$-

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. As of July 31, 2025, the following amounts are available to be repaid to VFM.

	7/31/2026 Amount	7/31/2027 Amount	07/31/2028 Amount	Total
KS Muni Fund	$125,158	$122,198	$107,540	$354,896
ME Muni Fund	$58,758	$57,713	$68,315	$184,786
NE Muni Fund	$100,193	$88,798	$82,837	$271,828
OK Muni Fund	$115,141	$99,757	$94,893	$309,791
Tax-Free Fund for MT	$133,646	$119,811	$108,365	$361,822
Tax Free Fund for ND	$76,459	$69,819	$72,734	$219,012

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Year Ended 7/31/2025			Payable 7/31/2025
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
KS Muni Fund - A	$10,451	$-	$123,082	$9,570
ME Muni Fund - A	$871	$-	$19,724	$1,486
NE Muni Fund - A	$6,550	$-	$67,155	$5,378
OK Muni Fund - A	$13,319	$-	$99,079	$7,941
Tax-Free Fund for MT - A	$8,665	$101	$117,316	$9,237
Tax-Free Fund for ND - A	$159	$-	$42,283	$3,220

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses and an additional fee of $500 per month for each additional share class. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations.

IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis and an additional fee of $1,000 per month for each additional share class plus reimbursement of out-of-pocket expenses. Commencing on November 30, 2024, IFS also charges a $2,500 annual fee for tailored shareholder reporting plus an additional fee of $750 per year for each share class. Certain Officers of the Funds are also Officers and Governors of IFS.

Viking Mutual Funds | July 31, 2025

	Year Ended 7/31/2025		Payable 7/31/2025
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
KS Muni Fund	$79,804	$116,966	$7,230	$9,562
ME Muni Fund	$17,040	$49,907	$1,451	$4,248
NE Muni Fund	$46,330	$80,887	$4,109	$6,845
OK Muni Fund	$60,523	$97,674	$5,344	$8,153
Tax-Free Fund for MT	$80,939	$118,874	$7,070	$9,820
Tax-Free Fund for ND	$30,543	$64,120	$3,192	$5,392

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

NOTE 9: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Viking Mutual Funds | July 31, 2025

Financial Highlights

Kansas Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$9.70	$9.75	$10.17	$11.08	$11.15

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.29	$0.25	$0.22	$0.18	$0.19
Net realized and unrealized gain (loss) on investments(2)	(0.50)	(0.05)	(0.42)	(0.91)	(0.07)
Total from investment operations	$(0.21)	$0.20	$(0.20)	$(0.73)	$0.12

Less Distributions:
Dividends from net investment income	$(0.29)	$(0.25)	$(0.22)	$(0.18)	$(0.19)
Total distributions	$(0.29)	$(0.25)	$(0.22)	$(0.18)	$(0.19)

NET ASSET VALUE, END OF PERIOD	$9.20	$9.70	$9.75	$10.17	$11.08

Total Return (excludes any applicable sales charge)	(2.23)%	2.09%	(1.98)%	(6.62)%	1.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$44,535	$52,202	$55,633	$60,816	$70,686
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.17%	1.18%	1.17%	1.15%	1.15%
Ratio of net investment income to average net assets(3)	3.02%	2.59%	2.21%	1.75%	1.67%
Portfolio turnover rate	42.15%	29.19%	33.60%	15.28%	4.30%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Financial Highlights

Kansas Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$9.71	$9.75	$10.17	$11.08	$11.15

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.31	$0.27	$0.24	$0.20	$0.21
Net realized and unrealized gain (loss) on investments(2)	(0.50)	(0.04)	(0.42)	(0.91)	(0.07)
Total from investment operations	$(0.19)	$0.23	$(0.18)	$(0.71)	$0.14

Less Distributions:
Dividends from net investment income	$(0.31)	$(0.27)	$(0.24)	$(0.20)	$(0.21)
Total distributions	$(0.31)	$(0.27)	$(0.24)	$(0.20)	$(0.21)

NET ASSET VALUE, END OF PERIOD	$9.21	$9.71	$9.75	$10.17	$11.08

Total Return (excludes any applicable sales charge)	(1.98)%	2.45%	(1.74)%	(6.38)%	1.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$6,760	$6,630	$7,798	$10,443	$10,503
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	0.92%	0.93%	0.92%	0.90%	0.90%
Ratio of net investment income to average net assets(3)	3.27%	2.84%	2.46%	1.97%	1.92%
Portfolio turnover rate	42.15%	29.19%	33.60%	15.28%	4.30%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Financial Highlights

Maine Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$9.52	$9.49	$9.87	$10.89	$10.97

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.28	$0.25	$0.21	$0.18	$0.19
Net realized and unrealized gain (loss) on investments(2)	(0.46)	0.03	(0.38)	(1.02)	(0.08)
Total from investment operations	$(0.18)	$0.28	$(0.17)	$(0.84)	$0.11

Less distributions:
Dividends from net investment income	$(0.28)	$(0.25)	$(0.21)	$(0.18)	$(0.19)
Total distributions	$(0.28)	$(0.25)	$(0.21)	$(0.18)	$(0.19)

NET ASSET VALUE, END OF PERIOD	$9.06	$9.52	$9.49	$9.87	$10.89

Total Return (excludes any applicable sales charge)	(1.90)%	3.05%	(1.74)%	(7.74)%	1.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$6,946	$8,421	$9,818	$10,908	$13,477
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.83%	1.54%	1.53%	1.46%	1.40%
Ratio of net investment income to average net assets(3)	3.03%	2.69%	2.16%	1.76%	1.73%
Portfolio turnover rate	18.05%	69.10%	0.00%	9.66%	15.80%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Financial Highlights

Maine Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$9.52	$9.49	$9.87	$10.89	$10.98

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.31	$0.28	$0.23	$0.21	$0.22
Net realized and unrealized gain (loss) on investments(2)	(0.45)	0.03	(0.38)	(1.02)	(0.09)
Total from investment operations	$(0.14)	$0.31	$(0.15)	$(0.81)	$0.13

Less Distributions:
Dividends from net investment income	$(0.31)	$(0.28)	$(0.23)	$(0.21)	$(0.22)
Total distributions	$(0.31)	$(0.28)	$(0.23)	$(0.21)	$(0.22)

NET ASSET VALUE, END OF PERIOD	$9.07	$9.52	$9.49	$9.87	$10.89

Total Return (excludes any applicable sales charge)	(1.55)%	3.30%	(1.50)%	(7.52)%	1.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$158	$123	$517	$602	$973
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	1.60%	1.29%	1.28%	1.21%	1.15%
Ratio of net investment income to average net assets(3)	3.28%	2.94%	2.41%	2.01%	1.98%
Portfolio turnover rate	18.05%	69.10%	0.00%	9.66%	15.80%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Financial Highlights

Nebraska Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$9.38	$9.47	$9.81	$10.64	$10.77

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.30	$0.26	$0.19	$0.15	$0.17
Net realized and unrealized gain (loss) on investments(2)	(0.52)	(0.09)	(0.34)	(0.83)	(0.13)
Total from investment operations	$(0.22)	$0.17	$(0.15)	$(0.68)	$0.04

Less distributions:
Dividends from net investment income	$(0.30)	$(0.26)	$(0.19)	$(0.15)	$(0.17)
Total distributions	$(0.30)	$(0.26)	$(0.19)	$(0.15)	$(0.17)

NET ASSET VALUE, END OF PERIOD	$8.86	$9.38	$9.47	$9.81	$10.64

Total Return (excludes any applicable sales charge)	(2.41)%	1.87%	(1.56)%	(6.39)%	0.38%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$25,303	$29,749	$33,188	$49,780	$55,363
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.25%	1.24%	1.20%	1.17%	1.18%
Ratio of net investment income to average net assets(3)	3.26%	2.81%	1.93%	1.51%	1.59%
Portfolio turnover rate	32.31%	79.45%	19.33%	26.33%	8.21%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Financial Highlights

Nebraska Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$9.37	$9.47	$9.81	$10.63	$10.76

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.32	$0.29	$0.21	$0.18	$0.20
Net realized and unrealized gain (loss) on investments(2)	(0.51)	(0.10)	(0.34)	(0.82)	(0.13)
Total from investment operations	$(0.19)	$0.19	$(0.13)	$(0.64)	$0.07

Less Distributions:
Dividends from net investment income	$(0.32)	$(0.29)	$(0.21)	$(0.18)	$(0.20)
Total distributions	$(0.32)	$(0.29)	$(0.21)	$(0.18)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$8.86	$9.37	$9.47	$9.81	$10.63

Total Return (excludes any applicable sales charge)	(2.07)%	2.02%	(1.32)%	(6.07)%	0.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,659	$2,966	$3,695	$2,520	$2,495
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	1.00%	0.99%	0.95%	0.92%	0.93%
Ratio of net investment income to average net assets(3)	3.51%	3.06%	2.18%	1.76%	1.84%
Portfolio turnover rate	32.31%	79.45%	19.33%	26.33%	8.21%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Financial Highlights

Oklahoma Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$10.59	$10.64	$11.02	$12.14	$12.08

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.33	$0.29	$0.23	$0.17	$0.18
Net realized and unrealized gain (loss) on investments(2)	(0.44)	(0.05)	(0.38)	(1.12)	0.06
Total from investment operations	$(0.11)	$0.24	$(0.15)	$(0.95)	$0.24

Less distributions:
Dividends from net investment income	$(0.33)	$(0.29)	$(0.23)	$(0.17)	$(0.18)
Total distributions	$(0.33)	$(0.29)	$(0.23)	$(0.17)	$(0.18)

NET ASSET VALUE, END OF PERIOD	$10.15	$10.59	$10.64	$11.02	$12.14

Total Return (excludes any applicable sales charge)	(1.07)%	2.33%	(1.34)%	(7.88)%	2.03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$37,118	$42,700	$51,337	$61,402	$77,021
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.21%	1.18%	1.18%	1.15%	1.14%
Ratio of net investment income to average net assets(3)	3.17%	2.77%	2.16%	1.45%	1.51%
Portfolio turnover rate	29.22%	69.12%	22.50%	38.98%	11.13%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Financial Highlights

Oklahoma Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$10.60	$10.65	$11.03	$12.15	$12.09

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.36	$0.32	$0.26	$0.20	$0.21
Net realized and unrealized gain (loss) on investments(2)	(0.45)	(0.05)	(0.38)	(1.12)	0.06
Total from investment operations	$(0.09)	$0.27	$(0.12)	$(0.92)	$0.27

Less Distributions:
Dividends from net investment income	$(0.36)	$(0.32)	$(0.26)	$(0.20)	$(0.21)
Total distributions	$(0.36)	$(0.32)	$(0.26)	$(0.20)	$(0.21)

NET ASSET VALUE, END OF PERIOD	$10.15	$10.60	$10.65	$11.03	$12.15

Total Return (excludes any applicable sales charge)	(0.92)%	2.59%	(1.09)%	(7.64)%	2.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,590	$2,275	$3,321	$3,216	$4,970
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	0.95%	0.93%	0.93%	0.90%	0.89%
Ratio of net investment income to average net assets(3)	3.42%	3.02%	2.41%	1.70%	1.76%
Portfolio turnover rate	29.22%	69.12%	22.50%	38.98%	11.13%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Financial Highlights

Viking Tax-Free Fund For Montana, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$9.15	$9.22	$9.51	$10.34	$10.35

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.27	$0.25	$0.22	$0.17	$0.17
Net realized and unrealized gain (loss) on investments(2)	(0.37)	(0.07)	(0.29)	(0.83)	(0.01)
Total from investment operations	$(0.10)	$0.18	$(0.07)	$(0.66)	$0.16

Less Distributions:
Dividends from net investment income	$(0.27)	$(0.25)	$(0.22)	$(0.17)	$(0.17)
Total distributions	$(0.27)	$(0.25)	$(0.22)	$(0.17)	$(0.17)

NET ASSET VALUE, END OF PERIOD	$8.78	$9.15	$9.22	$9.51	$10.34

Total Return (excludes any applicable sales charge)	(1.16)%	1.98%	(0.76)%	(6.46)%	1.57%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$43,150	$50,466	$54,906	$65,357	$79,710
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.17%	1.17%	1.17%	1.14%	1.13%
Ratio of net investment income to average net assets(3)	2.96%	2.72%	2.33%	1.68%	1.65%
Portfolio turnover rate	22.82%	31.96%	16.20%	26.78%	12.00%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Financial Highlights

Viking Tax-Free Fund For Montana, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$9.15	$9.22	$9.51	$10.34	$10.35

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.29	$0.27	$0.24	$0.19	$0.20
Net realized and unrealized gain (loss) on investments(2)	(0.37)	(0.07)	(0.29)	(0.83)	(0.01)
Total from investment operations	$(0.08)	$0.20	$(0.05)	$(0.64)	$0.19

Less Distributions:
Dividends from net investment income	$(0.29)	$(0.27)	$(0.24)	$(0.19)	$(0.20)
Total distributions	$(0.29)	$(0.27)	$(0.24)	$(0.19)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$8.78	$9.15	$9.22	$9.51	$10.34

Total Return (excludes any applicable sales charge)	(0.92)%	2.23%	(0.51)%	(6.21)%	1.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$10,526	$10,247	$11,607	$15,776	$18,055
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	0.92%	0.92%	0.92%	0.89%	0.88%
Ratio of net investment income to average net assets(3)	3.21%	2.97%	2.58%	1.93%	1.90%
Portfolio turnover rate	22.82%	31.96%	16.20%	26.78%	12.00%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Financial Highlights

Viking Tax-Free Fund For North Dakota, Class A

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$8.99	$9.11	$9.51	$10.36	$10.39

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.27	$0.24	$0.19	$0.16	$0.19
Net realized and unrealized gain (loss) on investments(2)	(0.52)	(0.12)	(0.40)	(0.85)	(0.03)
Total from investment operations	$(0.25)	$0.12	$(0.21)	$(0.69)	$0.16

Less Distributions:
Dividends from net investment income	$(0.27)	$(0.24)	$(0.19)	$(0.16)	$(0.19)
Total distributions	$(0.27)	$(0.24)	$(0.19)	$(0.16)	$(0.19)

NET ASSET VALUE, END OF PERIOD	$8.47	$8.99	$9.11	$9.51	$10.36

Total Return (excludes any applicable sales charge)	(2.81)%	1.35%	(2.18)%	(6.70)%	1.57%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$15,097	$19,274	$22,552	$27,459	$30,747
Ratio of expenses to average net assets after waivers(3)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.38%	1.30%	1.28%	1.23%	1.24%
Ratio of net investment income to average net assets(3)	3.11%	2.67%	2.08%	1.63%	1.85%
Portfolio turnover rate	23.04%	55.91%	12.19%	22.82%	22.02%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Financial Highlights

Viking Tax-Free Fund For North Dakota, Class I

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$8.99	$9.11	$9.51	$10.36	$10.39

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.30	$0.26	$0.21	$0.19	$0.22
Net realized and unrealized gain (loss) on investments(2)	(0.52)	(0.12)	(0.40)	(0.85)	(0.03)
Total from investment operations	$(0.22)	$0.14	$(0.19)	$(0.66)	$0.19

Less Distributions:
Dividends from net investment income	$(0.30)	$(0.26)	$(0.21)	$(0.19)	$(0.22)
Total distributions	$(0.30)	$(0.26)	$(0.21)	$(0.19)	$(0.22)

NET ASSET VALUE, END OF PERIOD	$8.47	$8.99	$9.11	$9.51	$10.36

Total Return (excludes any applicable sales charge)	(2.57)%	1.61%	(1.94)%	(6.46)%	1.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$1,602	$1,357	$1,491	$1,631	$2,069
Ratio of expenses to average net assets after waivers(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers	1.13%	1.05%	1.03%	0.98%	0.99%
Ratio of net investment income to average net assets(3)	3.36%	2.92%	2.33%	1.88%	2.10%
Portfolio turnover rate	23.04%	55.91%	12.19%	22.82%	22.02%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)	Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | July 31, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with Cohen during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

As of July 31, 2025, Trustees who are not considered to be “interested persons,” as that term is defined in the 1940 Act, of Viking Mutual Funds (the “Independent Trustees”) are paid an annual fee of $30,500 for service as trustee on the boards of the trusts in the Fund Complex (the Registrant and The Integrity Funds). In addition, each Independent Trustee is entitled to receive a fee of $3,500 for attendance at each meeting of the Board of Trustees (whether attendance is telephonic or in person) that is not on the regular Board of Trustees meeting schedule. For the fiscal year ended July 31, 2025, the aggregate remuneration paid by the Trust to the Independent Trustees was $23,960. In addition, for the fiscal year ended July 31, 2025, Brent M. Wheeler was paid by the Trust an aggregate amount of $26,810 for service to the Fund Complex as Mutual Fund Chief Compliance Officer.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.

Item 12. Disclosures of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities for Closed-End Management Investment Companies

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees in the last fiscal half-year.

Item 16. Controls and Procedures

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Viking Mutual Funds | July 31, 2025

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recover of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)	(1)	The Registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed and attached hereto.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Viking Mutual Funds | July 31, 2025

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By:	/s/ Shannon D. Radke
Shannon D. Radke
Principal Executive Officer

September 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Shannon D. Radke
Shannon D. Radke
Principal Executive Officer

September 29, 2025

By:	/s/ Shelly Nahrstedt
Shelly Nahrstedt
Principal Financial Officer

September 29, 2025

Viking Mutual Funds | July 31, 2025